PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Global Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 16.5%
Australia : 0.2%
27,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 27,996
0.1
24,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 25,025
0.0
8,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 8,335
0.0
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 36,911
0.1
23,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 23,653
0.0
24,000  Woodside Finance
Ltd., 5.400%,
05/19/2030 24,651
0.0
23,000
(2)
Woodside Finance
Ltd., 5.700%,
05/19/2032 23,894
0.0
21,000  Woodside Finance
Ltd., 6.000%,
05/19/2035 21,932
0.0
192,397
0.2
Belgium : 0.0%
16,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 15,179
0.0
Canada : 0.6%
20,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 20,148
0.0
52,000
(3)
Bank of Montreal,
4.640%,
09/10/2030 52,739
0.1
27,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 27,321
0.0
24,000
(1)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 24,456
0.0
17,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 16,153
0.0
31,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 31,665
0.1
54,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 55,039
0.1
177,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 175,014
0.2
1,000  Nutrien Ltd., 5.875%,
12/01/2036 1,052
0.0
15,000  Nutrien Ltd., 5.950%,
11/07/2025 15,018
0.0
32,000
(3)
Royal Bank of
Canada, 4.650%,
10/18/2030 32,384
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
20,000
(3)
Royal Bank of
Canada, 4.696%,
08/06/2031 $ 20,273
0.0
16,000
(2)(3)
Royal Bank of
Canada, 4.969%,
08/02/2030 16,379
0.0
17,000
(3)
Royal Bank of
Canada, 5.153%,
02/04/2031 17,522
0.0
29,000  Royal Bank of
Canada, 5.200%,
08/01/2028 29,916
0.0
23,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 24,033
0.0
29,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 30,126
0.0
26,000
(3)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 26,755
0.0
615,993
0.6
Germany : 0.0%
11,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 11,297
0.0
Japan : 0.2%
44,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 44,404
0.1
67,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 68,296
0.1
41,000  Toyota Motor Corp.,
4.450%,
06/30/2030 41,450
0.0
154,150
0.2
Norway : 0.0%
39,000  Equinor ASA, 4.500%,
09/03/2030 39,621
0.0
United Kingdom : 0.3%
43,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 44,419
0.1
11,000  BAT Capital Corp.,
4.390%,
08/15/2037 10,092
0.0
10,000  BAT Capital Corp.,
5.834%,
02/20/2031 10,581
0.0
21,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 21,184
0.0
12,000  National Grid PLC,
5.418%,
01/11/2034 12,466
0.0
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 196,546
0.2
295,288
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States : 15.2%
15,000  3M Co., 5.150%,
03/15/2035 $ 15,373
0.0
14,000
(2)
AbbVie, Inc., 4.050%,
11/21/2039 12,536
0.0
17,000  AbbVie, Inc., 4.650%,
03/15/2028 17,283
0.0
43,000  AbbVie, Inc., 4.950%,
03/15/2031 44,456
0.1
9,000  AbbVie, Inc., 5.050%,
03/15/2034 9,264
0.0
56,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 55,952
0.1
32,000  Adobe, Inc., 4.950%,
01/17/2030 33,176
0.0
9,000
(2)
Adobe, Inc., 4.950%,
04/04/2034 9,311
0.0
153,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 153,000
0.1
45,000  AEP Texas, Inc.,
5.450%,
05/15/2029 46,711
0.1
6,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 6,132
0.0
33,000  AES Corp., 5.450%,
06/01/2028 33,807
0.0
27,000  AES Corp., 5.800%,
03/15/2032 27,968
0.0
25,000  AGCO Corp., 5.450%,
03/21/2027 25,373
0.0
24,000  Air Lease Corp.,
5.200%,
07/15/2031 24,458
0.0
5,000  Alabama Power Co.,
5.850%,
11/15/2033 5,369
0.0
22,000  Alphabet, Inc.,
4.500%,
05/15/2035 22,029
0.0
27,000  Altria Group, Inc.,
6.200%,
11/01/2028 28,537
0.0
14,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 14,472
0.0
23,000  Ameren Corp.,
1.750%,
03/15/2028 21,738
0.0
19,000  Ameren Corp.,
5.000%,
01/15/2029 19,434
0.0
104,891  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 95,240
0.1
6,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 6,310
0.0
30,000
(3)
American Express
Co., 5.098%,
02/16/2028 30,406
0.0
35,000
(3)
American Express
Co., 5.532%,
04/25/2030 36,582
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 $ 6,558
0.0
19,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 19,622
0.0
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 43,555
0.1
28,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 28,439
0.0
20,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 20,860
0.0
36,000  American International
Group, Inc., 3.400%,
06/30/2030 34,515
0.1
205,000  American Tower Corp.,
2.750%,
01/15/2027 201,452
0.2
29,000  American Tower Corp.,
3.650%,
03/15/2027 28,796
0.0
19,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 17,056
0.0
22,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 23,039
0.0
13,000  Aon North America,
Inc., 5.125%,
03/01/2027 13,186
0.0
37,000  Aon North America,
Inc., 5.150%,
03/01/2029 38,085
0.1
38,000  AppLovin Corp.,
5.125%,
12/01/2029 38,884
0.1
27,000  AppLovin Corp.,
5.375%,
12/01/2031 27,941
0.0
36,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 36,867
0.1
20,000  AT&T, Inc., 4.550%,
11/01/2032 19,917
0.0
40,000  AT&T, Inc., 4.900%,
11/01/2035 39,703
0.1
20,000  AT&T, Inc., 6.050%,
08/15/2056 20,745
0.0
46,000
(1)
Athene Global
Funding, 5.322%,
11/13/2031 47,104
0.1
89,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 89,415
0.1
25,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 25,617
0.0
13,000  AutoZone, Inc.,
6.250%,
11/01/2028 13,790
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
153,000
(3)
Bank of America
Corp., 1.734%,
07/22/2027 $ 149,961
0.2
43,000
(3)
Bank of America
Corp., 2.087%,
06/14/2029 40,738
0.1
95,000
(3)
Bank of America
Corp., 2.299%,
07/21/2032 84,296
0.1
32,000
(3)
Bank of America
Corp., 2.572%,
10/20/2032 28,691
0.0
55,000
(3)
Bank of America
Corp., 2.592%,
04/29/2031 50,984
0.1
99,000
(3)
Bank of America
Corp., 2.687%,
04/22/2032 90,210
0.1
40,000
(3)
Bank of America
Corp., 2.884%,
10/22/2030 37,977
0.1
71,000
(3)
Bank of America
Corp., 2.972%,
02/04/2033 64,676
0.1
25,000
(3)
Bank of America
Corp., 3.194%,
07/23/2030 24,087
0.0
49,000
(3)
Bank of America
Corp., 3.419%,
12/20/2028 48,261
0.1
40,000
(3)
Bank of America
Corp., 3.593%,
07/21/2028 39,642
0.1
10,000
(3)
Bank of America
Corp., 3.970%,
03/05/2029 9,953
0.0
7,000
(2)(3)
Bank of America
Corp., 5.464%,
05/09/2036 7,302
0.0
11,000
(3)
Bank of America
Corp., 5.511%,
01/24/2036 11,503
0.0
25,000
(3)
Bank of America
Corp., 5.518%,
10/25/2035 25,617
0.0
35,000
(3)
Bank of America
Corp., 5.744%,
02/12/2036 36,377
0.1
22,000
(3)
Bank of America
Corp., 5.872%,
09/15/2034 23,584
0.0
15,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 15,526
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 42,537
0.1
230,000  Berry Global, Inc.,
1.650%,
01/15/2027 222,885
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
80,000  Black Hills Corp.,
4.550%,
01/31/2031 $ 80,048
0.1
6,000  Black Hills Corp.,
6.000%,
01/15/2035 6,393
0.0
26,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 22,345
0.0
6,000  Boeing Co., 5.930%,
05/01/2060 5,999
0.0
56,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 54,957
0.1
6,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 6,193
0.0
15,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 15,835
0.0
5,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 5,074
0.0
2,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 2,041
0.0
22,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 22,733
0.0
20,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 20,741
0.0
18,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 18,724
0.0
31,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 26,467
0.0
14,000  Broadcom, Inc.,
4.800%,
10/15/2034 14,103
0.0
28,000  Broadcom, Inc.,
4.900%,
07/15/2032 28,652
0.0
31,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 30,930
0.0
17,000  Broadcom, Inc.,
5.050%,
04/15/2030 17,588
0.0
8,000  Broadcom, Inc.,
5.200%,
04/15/2032 8,332
0.0
28,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 28,399
0.0
10,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 9,971
0.0
28,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 28,190
0.0
33,000  Camden Property
Trust, 5.850%,
11/03/2026 33,600
0.0
34,000
(2)
Campbell Soup Co.,
5.200%,
03/21/2029 34,926
0.1
36,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 36,262
0.1
2,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 2,077
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 $ 14,075
0.0
16,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 14,659
0.0
23,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 20,213
0.0
11,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 11,339
0.0
5,000  Carrier Global Corp.,
2.722%,
02/15/2030 4,688
0.0
2,000  Carrier Global Corp.,
5.900%,
03/15/2034 2,147
0.0
15,000  Caterpillar Financial
Services Corp.,
4.700%,
11/15/2029 15,371
0.0
21,000  Caterpillar, Inc.,
5.200%,
05/15/2035 21,735
0.0
16,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 16,288
0.0
10,000
(2)
Cencora, Inc., 5.125%,
02/15/2034 10,243
0.0
6,000  Centene Corp.,
2.450%,
07/15/2028 5,580
0.0
52,000  Centene Corp.,
3.000%,
10/15/2030 46,496
0.1
14,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 14,492
0.0
23,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 20,757
0.0
45,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 47,231
0.1
10,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 10,661
0.0
19,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 18,945
0.0
16,000  Chevron USA, Inc.,
4.500%,
10/15/2032 16,139
0.0
30,000  Chevron USA, Inc.,
4.850%,
10/15/2035 30,372
0.0
42,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 42,266
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
135,000  Cigna Group, 2.375%,
03/15/2031 $ 121,495
0.1
9,000  Cigna Group, 5.250%,
02/15/2034 9,267
0.0
40,000  Cigna Group, 5.250%,
01/15/2036 40,525
0.1
6,000  Cigna Group, 5.400%,
03/15/2033 6,267
0.0
29,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 30,027
0.0
38,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 39,310
0.1
10,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 10,348
0.0
10,000
(2)
Cisco Systems, Inc.,
5.100%,
02/24/2035 10,347
0.0
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 260,422
0.3
45,000  CME Group, Inc.,
4.400%,
03/15/2030 45,530
0.1
40,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 40,976
0.1
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 48,657
0.1
45,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 46,194
0.1
30,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 31,021
0.0
17,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 17,271
0.0
57,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 59,498
0.1
12,000
(2)
Comcast Corp.,
1.500%,
02/15/2031 10,379
0.0
12,000  Comcast Corp.,
1.950%,
01/15/2031 10,662
0.0
27,000  Comcast Corp.,
4.250%,
01/15/2033 26,460
0.0
6,000  Comcast Corp.,
5.300%,
06/01/2034 6,227
0.0
20,000  Comcast Corp.,
5.300%,
05/15/2035 20,572
0.0
34,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 33,722
0.0
11,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 10,510
0.0
6,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 6,315
0.0
21,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 22,426
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Crown Castle, Inc.,
2.900%,
03/15/2027 $ 19,623
0.0
34,000
(2)
Crown Castle, Inc.,
3.300%,
07/01/2030 32,223
0.0
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 12,174
0.0
36,000  Crown Castle, Inc.,
4.900%,
09/01/2029 36,531
0.1
21,000  Crown Castle, Inc.,
5.600%,
06/01/2029 21,830
0.0
8,000  Crown Castle, Inc.,
5.800%,
03/01/2034 8,423
0.0
3,000  CVS Health Corp.,
4.780%,
03/25/2038 2,813
0.0
10,000  CVS Health Corp.,
5.125%,
02/21/2030 10,253
0.0
35,000  CVS Health Corp.,
5.450%,
09/15/2035 35,692
0.0
38,000  Deere & Co., 3.100%,
04/15/2030 36,445
0.1
118,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 118,968
0.1
28,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 28,575
0.0
16,000
(2)
Devon Energy Corp.,
5.200%,
09/15/2034 15,938
0.0
34,000  Discovery
Communications LLC,
3.625%,
05/15/2030 31,452
0.0
19,000  Dollar General Corp.,
3.500%,
04/03/2030 18,255
0.0
15,000  DTE Energy Co.,
4.950%,
07/01/2027 15,194
0.0
27,000  DTE Energy Co.,
5.200%,
04/01/2030 27,833
0.0
19,000
(2)
Duke Energy Florida
LLC, 2.400%,
12/15/2031 17,091
0.0
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,319
0.0
3,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 3,109
0.0
20,000  Elevance Health, Inc.,
4.600%,
09/15/2032 19,884
0.0
24,000  Elevance Health, Inc.,
4.950%,
11/01/2031 24,447
0.0
11,000  Elevance Health, Inc.,
5.200%,
02/15/2035 11,216
0.0
6,000  Eli Lilly & Co., 4.700%,
02/09/2034 6,069
0.0
34,000  Energy Transfer L.P.,
3.750%,
05/15/2030 33,024
0.0
19,000  Energy Transfer L.P.,
5.200%,
04/01/2030 19,599
0.0
9,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 9,185
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000
(2)
Enterprise Products
Operating LLC,
4.950%,
02/15/2035 $ 8,070
0.0
40,000  EOG Resources, Inc.,
5.000%,
07/15/2032 40,942
0.1
34,000  Equifax, Inc., 3.100%,
05/15/2030 32,186
0.0
39,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 39,989
0.1
132,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 122,954
0.1
5,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 5,122
0.0
8,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 8,161
0.0
3,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 3,231
0.0
34,000  Eversource Energy,
2.550%,
03/15/2031 30,676
0.0
51,000  Eversource Energy,
2.900%,
03/01/2027 50,107
0.1
6,000  Eversource Energy,
5.125%,
05/15/2033 6,087
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 30,822
0.0
6,000  Eversource Energy,
5.500%,
01/01/2034 6,201
0.0
28,000  Eversource Energy,
5.950%,
02/01/2029 29,340
0.0
48,000  Eversource Energy U,
1.400%,
08/15/2026 46,854
0.1
49,000  Exelon Corp., 5.150%,
03/15/2028 50,147
0.1
19,000  Exelon Corp., 5.150%,
03/15/2029 19,553
0.0
23,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 19,978
0.0
35,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 34,530
0.1
8,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 8,162
0.0
11,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 8,809
0.0
7,000
(3)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 7,098
0.0
40,000  First Industrial L.P.,
5.250%,
01/15/2031 41,052
0.1
45,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 44,735
0.1
32,000  Fiserv, Inc., 5.150%,
03/15/2027 32,433
0.0
6,000  Fiserv, Inc., 5.150%,
08/12/2034 6,075
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Flex Ltd., 5.250%,
01/15/2032 $ 20,520
0.0
17,000  Florida Power &
Light Co., 4.625%,
05/15/2030 17,325
0.0
17,000
(2)
Florida Power &
Light Co., 5.300%,
06/15/2034 17,745
0.0
34,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 32,553
0.0
7,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 6,674
0.0
19,000  GATX Corp., 4.000%,
06/30/2030 18,696
0.0
73,000
(2)
General Mills, Inc.,
2.875%,
04/15/2030 68,547
0.1
38,000
(2)
General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 33,679
0.0
36,000
(2)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 36,427
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 202,341
0.2
70,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 72,308
0.1
38,000
(2)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 39,226
0.1
5,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 5,258
0.0
22,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 23,020
0.0
16,000  Genuine Parts Co.,
4.950%,
08/15/2029 16,289
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 18,273
0.0
50,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 50,120
0.1
30,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 30,140
0.0
15,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 15,118
0.0
11,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 11,078
0.0
15,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 15,379
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 $ 10,298
0.0
20,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 20,929
0.0
22,000
(2)
HCA, Inc., 2.375%,
07/15/2031 19,523
0.0
40,000  HCA, Inc., 3.500%,
09/01/2030 38,219
0.1
95,000  HCA, Inc., 4.125%,
06/15/2029 94,202
0.1
19,000
(2)
HCA, Inc., 4.500%,
02/15/2027 19,040
0.0
24,000  HCA, Inc., 5.450%,
04/01/2031 24,953
0.0
45,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 46,243
0.1
49,000  HEICO Corp., 5.250%,
08/01/2028 50,327
0.1
49,000  Hershey Co., 4.950%,
02/24/2032 50,552
0.1
48,000  Hess Corp., 4.300%,
04/01/2027 48,179
0.1
36,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 36,389
0.1
21,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 21,397
0.0
7,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 7,120
0.0
36,000  Horace Mann
Educators Corp.,
4.700%,
10/01/2030 35,663
0.1
12,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 12,089
0.0
18,000
(2)
HP, Inc., 2.650%,
06/17/2031 16,242
0.0
25,000  Humana, Inc., 5.375%,
04/15/2031 25,722
0.0
33,000
(3)
Huntington
Bancshares, Inc.,
6.141%,
11/18/2039 34,355
0.1
34,000
(2)
Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 33,545
0.0
12,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 12,312
0.0
23,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 23,487
0.0
32,000
(1)(2)
Hyundai Capital
America, 5.400%,
03/29/2032 32,916
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 $ 36,145
0.1
90,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 94,163
0.1
32,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 33,932
0.0
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 102,046
0.1
10,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 10,337
0.0
16,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 16,555
0.0
2,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 2,087
0.0
47,000  Intel Corp., 2.450%,
11/15/2029 43,654
0.1
23,000
(2)
Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 20,869
0.0
10,000  Intuit, Inc., 5.200%,
09/15/2033 10,464
0.0
7,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 7,279
0.0
38,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 32,860
0.0
28,000  John Deere Capital
Corp., 4.400%,
09/08/2031 28,210
0.0
65,000  John Deere Capital
Corp., 4.700%,
06/10/2030 66,714
0.1
24,000  John Deere Capital
Corp., 4.850%,
06/11/2029 24,675
0.0
47,000  John Deere Capital
Corp., 4.900%,
03/07/2031 48,488
0.1
21,000  Johnson & Johnson,
3.625%,
03/03/2037 19,083
0.0
15,000  Johnson & Johnson,
4.700%,
03/01/2030 15,455
0.0
6,000  Johnson & Johnson,
4.950%,
06/01/2034 6,309
0.0
135,000
(3)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 131,609
0.1
99,000
(3)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 97,594
0.1
6,000
(3)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 5,306
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
92,000
(3)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 $ 87,315
0.1
7,000
(3)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 6,612
0.0
78,000
(3)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 76,793
0.1
565,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 559,824
0.6
23,000
(3)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 23,196
0.0
30,000
(3)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 30,359
0.0
20,000
(3)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 20,520
0.0
5,000
(3)
JPMorgan Chase
& Co., 5.140%,
01/24/2031 5,165
0.0
42,000
(3)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 42,929
0.1
64,000
(2)(3)
JPMorgan Chase
& Co., 5.572%,
04/22/2036 67,492
0.1
13,000
(3)
JPMorgan Chase
& Co., 5.576%,
07/23/2036 13,486
0.0
42,000
(3)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 43,882
0.1
8,000
(3)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 8,527
0.0
4,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 4,189
0.0
14,000  Kenvue, Inc., 4.850%,
05/22/2032 14,209
0.0
14,000  Kenvue, Inc., 4.900%,
03/22/2033 14,237
0.0
21,000  Kenvue, Inc., 5.050%,
03/22/2028 21,461
0.0
18,000
(2)
Kinder Morgan, Inc.,
5.300%,
12/01/2034 18,376
0.0
5,000  KLA Corp., 4.700%,
02/01/2034 5,054
0.0
42,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 40,041
0.1
22,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 22,630
0.0
16,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 15,925
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 $ 43,346
0.1
19,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 19,697
0.0
6,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 6,313
0.0
4,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 4,189
0.0
40,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 39,688
0.1
30,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 30,547
0.0
28,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 28,630
0.0
30,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 30,581
0.0
153,000
(3)
M&T Bank Corp.,
5.400%,
07/30/2035 154,213
0.2
23,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 23,755
0.0
40,000
(2)
Marriott International,
Inc., 4.500%,
10/15/2031 39,840
0.1
24,000  Marriott International,
Inc., 4.800%,
03/15/2030 24,454
0.0
60,000  Marriott International,
Inc., 5.250%,
10/15/2035 60,563
0.1
10,000
(2)
Marriott International,
Inc., 5.350%,
03/15/2035 10,232
0.0
18,000
(1)
Mars, Inc., 5.000%,
03/01/2032 18,423
0.0
26,000
(1)
Mars, Inc., 5.200%,
03/01/2035 26,589
0.0
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 24,003
0.0
19,000  McKesson Corp.,
4.250%,
09/15/2029 19,087
0.0
21,000  McKesson Corp.,
4.950%,
05/30/2032 21,511
0.0
17,000  McKesson Corp.,
5.250%,
05/30/2035 17,517
0.0
6,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 6,007
0.0
2,000  Merck & Co., Inc.,
4.500%,
05/17/2033 2,012
0.0
34,000
(2)
Meta Platforms, Inc.,
4.750%,
08/15/2034 34,457
0.1
27,000  Micron Technology,
Inc., 5.800%,
01/15/2035 28,418
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
95,000  Micron Technology,
Inc., 6.050%,
11/01/2035 $ 101,558
0.1
11,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 11,457
0.0
6,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 6,273
0.0
9,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 9,520
0.0
38,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 37,753
0.1
30,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 29,361
0.0
434,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 427,224
0.4
55,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 53,836
0.1
14,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 12,164
0.0
210,000  Morgan Stanley,
3.125%,
07/27/2026 208,511
0.2
21,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 20,783
0.0
15,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 15,377
0.0
52,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 53,235
0.1
35,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 36,153
0.1
83,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 87,609
0.1
51,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 53,152
0.1
22,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 22,534
0.0
19,000  Motorola Solutions,
Inc., 5.550%,
08/15/2035 19,804
0.0
23,000  MPLX L.P., 2.650%,
08/15/2030 21,125
0.0
20,000  MPLX L.P., 5.000%,
01/15/2033 19,960
0.0
5,000  MPLX L.P., 5.500%,
06/01/2034 5,099
0.0
20,000  National Rural Utilities
Cooperative Finance
Corp., 1.650%,
06/15/2031 17,295
0.0
267,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 265,834
0.3
11,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 10,751
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 $ 15,311
0.0
16,000  NetApp, Inc., 5.500%,
03/17/2032 16,656
0.0
19,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 19,744
0.0
19,000
(3)
NextEra Energy
Capital Holdings, Inc.,
6.375%,
08/15/2055 19,746
0.0
16,000
(3)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 16,965
0.0
24,000  NiSource, Inc.,
5.850%,
04/01/2055 24,367
0.0
26,000  NNN REIT, Inc.,
4.600%,
02/15/2031 26,122
0.0
10,000
(2)
Norfolk Southern
Corp., 2.550%,
11/01/2029 9,410
0.0
16,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 16,599
0.0
4,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 4,245
0.0
48,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 49,245
0.1
16,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 17,232
0.0
4,000  NSTAR Electric Co.,
5.400%,
06/01/2034 4,167
0.0
28,000  Nucor Corp., 5.100%,
06/01/2035 28,484
0.0
31,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 32,332
0.0
7,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 7,124
0.0
32,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 33,732
0.0
9,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 9,154
0.0
10,000  OGE Energy Corp.,
5.450%,
05/15/2029 10,393
0.0
23,000  Omega Healthcare
Investors, Inc.,
5.200%,
07/01/2030 23,359
0.0
15,000  ONE Gas, Inc.,
5.100%,
04/01/2029 15,473
0.0
16,000  ONEOK, Inc., 6.250%,
10/15/2055 16,259
0.0
222,000  Oracle Corp., 2.800%,
04/01/2027 217,746
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  Oracle Corp., 2.950%,
04/01/2030 $ 22,620
0.0
18,000  Oracle Corp., 3.800%,
11/15/2037 15,569
0.0
25,000  Oracle Corp., 5.200%,
09/26/2035 25,147
0.0
30,000  Oracle Corp., 5.875%,
09/26/2045 30,099
0.0
50,000  Oracle Corp., 5.950%,
09/26/2055 49,881
0.1
40,000  Oracle Corp., 6.100%,
09/26/2065 39,956
0.1
46,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 45,606
0.1
91,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 91,588
0.1
7,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 7,068
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 13,393
0.0
4,000  PECO Energy Co.,
4.900%,
06/15/2033 4,090
0.0
24,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 24,070
0.0
43,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 44,241
0.1
27,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 27,862
0.0
95,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 97,754
0.1
21,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 21,401
0.0
21,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 21,222
0.0
21,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 21,372
0.0
36,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 36,787
0.1
6,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 6,198
0.0
7,000
(3)
PNC Financial
Services Group, Inc.,
5.373%,
07/21/2036 7,206
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000
(3)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 $ 16,206
0.0
62,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 64,034
0.1
4,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 4,157
0.0
21,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 21,556
0.0
21,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 21,987
0.0
8,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 8,313
0.0
6,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 6,225
0.0
22,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 19,531
0.0
22,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 22,507
0.0
39,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 40,263
0.1
6,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 6,187
0.0
16,000  Qualcomm, Inc.,
4.750%,
05/20/2032 16,308
0.0
8,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 7,357
0.0
8,000
(2)
Quest Diagnostics,
Inc., 2.950%,
06/30/2030 7,541
0.0
36,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 36,564
0.1
10,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 10,126
0.0
6,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 6,661
0.0
31,000  Raymond James
Financial, Inc.,
5.650%,
09/11/2055 30,791
0.0
12,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 10,441
0.0
8,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 8,307
0.0
23,000
(2)
Ross Stores, Inc.,
4.700%,
04/15/2027 23,063
0.0
143,000  Royalty Pharma PLC,
1.750%,
09/02/2027 136,666
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000  Royalty Pharma PLC,
2.200%,
09/02/2030 $ 35,921
0.1
19,000  Ryder System, Inc.,
4.950%,
09/01/2029 19,464
0.0
27,000  Ryder System, Inc.,
5.000%,
03/15/2030 27,689
0.0
27,000  Ryder System, Inc.,
5.250%,
06/01/2028 27,745
0.0
4,000  Ryder System, Inc.,
5.375%,
03/15/2029 4,146
0.0
32,000
(2)
Ryder System, Inc.,
5.500%,
06/01/2029 33,402
0.0
8,000
(2)
Ryder System, Inc.,
6.600%,
12/01/2033 8,966
0.0
10,000  S&P Global, Inc.,
1.250%,
08/15/2030 8,716
0.0
38,000  S&P Global, Inc.,
2.700%,
03/01/2029 36,315
0.1
19,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 17,728
0.0
2,000
(1)(2)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 2,012
0.0
22,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 22,667
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 50,403
0.1
20,000
(3)
Sempra, 6.400%,
10/01/2054 20,464
0.0
24,000  Solventum Corp.,
5.450%,
03/13/2031 25,038
0.0
8,000  Solventum Corp.,
5.600%,
03/23/2034 8,333
0.0
16,000
(2)
Sonoco Products Co.,
4.600%,
09/01/2029 16,103
0.0
10,000  Southern California
Gas Co., 5.200%,
06/01/2033 10,347
0.0
36,000  Southern Co., 5.113%,
08/01/2027 36,621
0.1
5,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 5,123
0.0
52,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 53,120
0.1
90,000  Sprint Capital Corp.,
6.875%,
11/15/2028 96,826
0.1
44,000  Sprint Capital Corp.,
8.750%,
03/15/2032 53,618
0.1
57,000
(3)
State Street Corp.,
3.031%,
11/01/2034 53,528
0.1
29,000
(3)
State Street Corp.,
4.675%,
10/22/2032 29,390
0.0
17,000  State Street Corp.,
4.729%,
02/28/2030 17,382
0.0
24,000  Stryker Corp., 4.850%,
02/10/2030 24,605
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
19,000  Synopsys, Inc.,
5.000%,
04/01/2032 $ 19,422
0.0
10,000  Sysco Corp., 5.400%,
03/23/2035 10,348
0.0
20,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 20,714
0.0
3,000  Targa Resources
Corp., 4.200%,
02/01/2033 2,852
0.0
4,000  Targa Resources
Corp., 5.500%,
02/15/2035 4,073
0.0
34,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 31,151
0.0
57,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 59,018
0.1
19,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 18,637
0.0
18,000
(2)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 18,445
0.0
30,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 30,260
0.0
20,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 20,315
0.0
31,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 31,765
0.0
16,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 16,739
0.0
18,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 19,063
0.0
8,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 7,633
0.0
61,000
(3)
Truist Financial Corp.,
5.435%,
01/24/2030 63,129
0.1
11,000
(3)
Truist Financial Corp.,
5.867%,
06/08/2034 11,658
0.0
11,000
(3)
Truist Financial Corp.,
6.123%,
10/28/2033 11,855
0.0
14,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 14,256
0.0
21,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 21,729
0.0
21,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 21,076
0.0
19,000  Union Pacific Corp.,
5.100%,
02/20/2035 19,546
0.0
20,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 14,911
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 $ 20,499
0.0
8,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 8,214
0.0
12,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 11,992
0.0
121,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 120,480
0.1
13,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 11,377
0.0
11,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 10,004
0.0
27,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 26,055
0.0
58,000  Viatris, Inc., 2.700%,
06/22/2030 52,237
0.1
3,000  Viatris, Inc., 3.850%,
06/22/2040 2,289
0.0
32,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 32,555
0.0
74,000  VMware, Inc., 1.400%,
08/15/2026 72,373
0.1
55,000  Walmart, Inc., 4.900%,
04/28/2035 56,612
0.1
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 13,251
0.0
312,000  Wells Fargo & Co.,
3.000%,
10/23/2026 308,893
0.3
21,000
(3)
Wells Fargo & Co.,
3.584%,
05/22/2028 20,814
0.0
6,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 6,261
0.0
60,000
(3)
Wells Fargo & Co.,
5.605%,
04/23/2036 62,990
0.1
5,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 5,557
0.0
4,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 4,008
0.0
42,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 42,595
0.1
5,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 5,014
0.0
10,000  Williams Cos., Inc.,
4.900%,
03/15/2029 10,189
0.0
6,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 6,235
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 $ 16,599
0.0
26,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 26,935
0.0
15,668,049
15.2
Total Corporate
Bonds/Notes
(Cost $16,793,881)
16,991,974
16.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 13.3%
Mexico : 0.0%
16,133
(4)
Su Casita 2006-1U A,
6.100%,
09/25/2035 875
0.0
United States : 13.3%
93,835
(3)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.752%,
05/25/2036 81,428
0.1
28,908
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.772%, (TSFR1M +
0.614%),
11/25/2035 14,821
0.0
53,354  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 24,430
0.0
89,440  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 88,390
0.1
12,096  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 12,106
0.0
22,030  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 18,161
0.0
170,027  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 77,652
0.1
19,087
(3)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 6.233%,
05/25/2035 18,685
0.0
120,114  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 105,902
0.1
288,532
(1)(3)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 245,143
0.2
167,730
(1)(3)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 141,206
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
300,000
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2024-
R03 2M2, 6.306%,
(SOFR30A + 1.950%),
03/25/2044 $ 302,707
0.3
250,000
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2025-
R02 1M2, 5.956%,
(SOFR30A + 1.600%),
02/25/2045 250,892
0.3
2,201
(5)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 122
0.0
45,574
(5)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 6,142
0.0
14,715
(5)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 2,006
0.0
6,998
(5)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 915
0.0
8,646
(5)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 1,252
0.0
6,913
(5)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 940
0.0
9,272
(5)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 1,306
0.0
4,058
(5)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 621
0.0
3,887
(5)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 524
0.0
148,042
(5)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 21,694
0.0
180,998
(3)(5)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 14,088
0.0
836  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 844
0.0
1,886  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 1,937
0.0
15,536
(3)(5)
Fannie Mae REMIC
Trust 2002-
12 SB, 3.279%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,304
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
10,164
(3)(5)
Fannie Mae REMIC
Trust 2002-
2 SW, 3.279%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 $ 928
0.0
3,863  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 4,030
0.0
1,604
(3)
Fannie Mae REMIC
Trust 2002-29 F,
5.471%, (SOFR30A +
1.114%),
04/25/2032 1,620
0.0
3,141
(3)(5)
Fannie Mae REMIC
Trust 2002-
41 S, 3.479%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 172
0.0
494
(3)
Fannie Mae REMIC
Trust 2002-64 FJ,
5.471%, (SOFR30A +
1.114%),
04/25/2032 497
0.0
1,149
(3)
Fannie Mae REMIC
Trust 2002-68 FH,
5.001%, (SOFR30A +
0.614%),
10/18/2032 1,146
0.0
173,152
(3)(5)
Fannie Mae REMIC
Trust 2002-
77 JS, 3.499%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 16,300
0.0
4,815
(3)
Fannie Mae REMIC
Trust 2002-84 FB,
5.471%, (SOFR30A +
1.114%),
12/25/2032 4,864
0.0
4,815
(3)
Fannie Mae REMIC
Trust 2003-11 FA,
5.471%, (SOFR30A +
1.114%),
09/25/2032 4,864
0.0
937
(3)
Fannie Mae REMIC
Trust 2003-116 FA,
4.871%, (SOFR30A +
0.514%),
11/25/2033 935
0.0
6,276
(5)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 906
0.0
7,123
(5)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 1,188
0.0
127,263
(3)(5)
Fannie Mae REMIC
Trust 2004-
56 SE, 3.079%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 12,569
0.0
7,814
(3)
Fannie Mae REMIC
Trust 2005-
25 PS, 8.490%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 9,639
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,592
(3)(5)
Fannie Mae REMIC
Trust 2005-
40 SB, 2.279%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 $ 58
0.0
55,191
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.118%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 60,128
0.1
119,856
(3)
Fannie Mae REMIC
Trust 2005-
87 SB, 7.441%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 139,622
0.1
56,663
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 11.097%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 74,811
0.1
5,031
(3)
Fannie Mae REMIC
Trust 2006-
11 PS, 8.175%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 6,061
0.0
10,022
(3)
Fannie Mae REMIC
Trust 2006-
46 SW, 7.808%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 11,798
0.0
2,288,532
(3)(5)
Fannie Mae REMIC
Trust 2006-
51 SA, 2.099%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 189,662
0.2
17,181
(3)(5)
Fannie Mae REMIC
Trust 2006-
90 SX, 2.759%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 1,176
0.0
2,735,121
(3)(5)
Fannie Mae REMIC
Trust 2007-
116 DI, 1.469%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 221,092
0.2
19,119
(3)(5)
Fannie Mae REMIC
Trust 2007-
88 XI, 2.069%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 1,782
0.0
158,123
(3)(5)
Fannie Mae REMIC
Trust 2007-
89 SB, 2.079%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 14,207
0.0
491,876
(3)(5)
Fannie Mae REMIC
Trust 2007-
94 SG, 1.979%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 46,381
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
248,774
(3)
Fannie Mae REMIC
Trust 2010-
109 SN, 2.651%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 $ 251,826
0.3
130,139  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 131,526
0.1
960,536
(3)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.089%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 97,889
0.1
642,030
(3)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 1.479%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 45,381
0.1
203,887
(3)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 1.979%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 24,657
0.0
321,742
(5)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 42,844
0.0
922,875
(3)(5)
Fannie Mae REMIC
Trust 2012-
133 PS, 1.729%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 68,104
0.1
379,940
(5)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 5,569
0.0
804,374
(3)(5)
Fannie Mae REMIC
Trust 2012-
144 SB, 1.629%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 82,827
0.1
419,609
(3)(5)
Fannie Mae REMIC
Trust 2012-
27 SB, 1.509%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 23,029
0.0
399,983
(5)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 29,992
0.0
6,353,516
(3)(5)
Fannie Mae REMIC
Trust 2019-
15 SA, 1.529%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 723,519
0.7
1,621,453
(5)
Fannie Mae REMIC
Trust 2020-3 DI,
3.500%,
02/25/2050 294,920
0.3
11,833,196
(5)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,518,667
1.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
323  Freddie Mac REMIC
Trust 1897 K,
7.000%,
09/15/2026 $ 322
0.0
837
(5)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 46
0.0
5,914
(5)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 347
0.0
3,626
(3)
Freddie Mac REMIC
Trust 2122 F,
4.937%, (SOFR30A +
0.564%),
02/15/2029 3,618
0.0
2,281
(3)(5)
Freddie Mac
REMIC Trust
2134 SB, 3.213%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 62
0.0
6,774
(3)(5)
Freddie Mac
REMIC Trust
2136 SG, 3.163%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 210
0.0
6,608
(3)(5)
Freddie Mac
REMIC Trust
2177 SB, 4.463%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 220
0.0
2,689
(3)
Freddie Mac REMIC
Trust 2344 FP,
5.437%, (SOFR30A +
1.064%),
08/15/2031 2,715
0.0
1,298
(3)
Freddie Mac REMIC
Trust 2412 GF,
5.437%, (SOFR30A +
1.064%),
02/15/2032 1,309
0.0
19,038  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 19,887
0.0
1,558
(3)
Freddie Mac REMIC
Trust 2464 FI,
5.487%, (SOFR30A +
1.114%),
02/15/2032 1,569
0.0
1,598
(3)
Freddie Mac REMIC
Trust 2470 LF,
5.487%, (SOFR30A +
1.114%),
02/15/2032 1,614
0.0
2,142
(3)
Freddie Mac REMIC
Trust 2471 FD,
5.487%, (SOFR30A +
1.114%),
03/15/2032 2,164
0.0
1,742
(3)
Freddie Mac REMIC
Trust 2504 FP,
4.987%, (SOFR30A +
0.614%),
03/15/2032 1,736
0.0
6,382
(3)
Freddie Mac REMIC
Trust 2551 LF,
4.987%, (SOFR30A +
0.614%),
01/15/2033 6,382
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
89,491  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 $ 91,425
0.1
75,489  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 77,382
0.1
14,331
(3)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 14,940
0.0
7,569
(3)(5)
Freddie Mac
REMIC Trust
3004 SB, 1.663%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 242
0.0
3,604
(3)
Freddie Mac
REMIC Trust
3025 SJ, 8.299%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 4,334
0.0
340,203
(3)(5)
Freddie Mac
REMIC Trust
3223 S, 1.463%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 25,232
0.0
2,332,504
(3)(5)
Freddie Mac
REMIC Trust
3502 DL, 1.513%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 199,314
0.2
668,064
(3)(5)
Freddie Mac
REMIC Trust
3505 SA, 1.513%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 54,820
0.1
4,141,485
(3)(5)
Freddie Mac
REMIC Trust
3582 SL, 1.663%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 371,626
0.4
720,040
(3)(5)
Freddie Mac
REMIC Trust
3702 S, 0.032%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 22,482
0.0
135,998
(3)(5)
Freddie Mac
REMIC Trust
3925 SD, 1.563%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 2,393
0.0
257,493
(5)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 18,034
0.0
2,293,973
(3)(5)
Freddie Mac
REMIC Trust
4136 LS, 1.663%,
(-1.000*SOFR30A +
6.036%),
11/15/2042 253,236
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
223,345
(3)(5)
Freddie Mac
REMIC Trust 4136
SW, 1.763%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 $ 12,342
0.0
178,828
(5)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 25,128
0.0
2,963,128
(5)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 454,913
0.4
616,153
(5)
Freddie Mac REMIC
Trust 4624 BI,
5.500%,
04/15/2036 106,391
0.1
500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.106%,
(SOFR30A + 3.750%),
02/25/2042 517,062
0.5
600,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 9.606%,
(SOFR30A + 5.250%),
03/25/2042 632,698
0.6
400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.156%,
(SOFR30A + 1.800%),
08/25/2044 402,472
0.4
109,090
(3)
Ginnie Mae 2007-
8 SP, 8.268%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 130,668
0.1
562,369
(3)(5)
Ginnie Mae 2010-
68 MS, 1.600%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 52,993
0.1
288,637
(3)(5)
Ginnie Mae 2012-
97 SC, 2.439%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 16,843
0.0
5,257,160
(3)(5)
Ginnie Mae 2014-
133 BS, 1.350%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 438,149
0.4
73,696
(3)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.692%,
(TSFR1M + 0.534%),
04/25/2036 66,208
0.1
8,070
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 7,617
0.0
3,714
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 3,487
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
432,026
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.412%,
10/25/2050 $ 375,167
0.4
160,310
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 132,442
0.1
329,640
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 283,537
0.3
431,259
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 433,636
0.4
752
(3)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
6.363%,
09/25/2035 759
0.0
292,253
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.692%, (TSFR1M +
0.534%),
04/25/2046 269,379
0.3
321,504
(1)(3)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 279,203
0.3
661,677
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 653,768
0.6
224,084
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.626%,
07/25/2035 216,466
0.2
18,369
(3)
JP Morgan Mortgage
Trust 2007-A1 7A1,
5.792%,
07/25/2035 17,991
0.0
200,393
(1)(3)
JP Morgan Mortgage
Trust 2017-3 B1,
3.790%,
08/25/2047 188,036
0.2
134,595
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 121,277
0.1
28,359
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 25,586
0.0
1,014
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.488%,
03/25/2050 1,003
0.0
100,000
(1)(3)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 101,915
0.1
91,816
(3)
Lehman XS Trust
Series 2005-5N 1A2,
4.632%, (TSFR1M +
0.474%),
11/25/2035 91,374
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
26,330
(3)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 6.870%,
04/25/2036 $ 25,674
0.0
200,000
(1)(3)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 195,666
0.2
199,575
(1)(3)
Mill City Mortgage
Loan Trust 2018-
3 M1, 3.250%,
08/25/2058 192,435
0.2
131,752
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 108,884
0.1
98,567
(1)(3)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 99,484
0.1
1,084,217
(3)(5)
RALI Series Trust
2006-QO1 X2,
1.830%,
02/25/2046 50,329
0.1
3,400
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 3,191
0.0
2,421,899
(3)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 2,773
0.0
17,028
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.667%,
10/25/2036 15,886
0.0
136,925
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.161%,
12/25/2036 124,417
0.1
29,508
(3)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.702%, (TSFR1M +
0.544%),
06/25/2037 25,899
0.0
73,782
(1)(3)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.761%,
08/20/2045 68,513
0.1
13,751,726
13.3
Total Collateralized
Mortgage Obligations
(Cost $16,085,175)
13,752,601
13.3
SOVEREIGN BONDS : 10.9%
Australia : 0.3%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 288,511
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil : 2.7%
BRL
10,381
(6)
Brazil Letras do
Tesouro Nacional
LTN,
15.084
%,
01/01/2026 $ 1,883,382
1.8
BRL
700,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
05/15/2035 551,107
0.5
BRL
537,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 401,216
0.4
2,835,705
2.7
Canada : 0.3%
CAD
575,000  Canadian Government
Bond 0004,
2.000
%,
12/01/2051 300,676
0.3
China : 1.9%
CNY
1,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 206,916
0.2
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 682,416
0.7
CNY
2,400,000  China Government
Bond INBK,
3.000
%,
10/15/2053 391,445
0.4
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 216,796
0.2
CNY
1,780,000  China Government
Bond INBK,
4.080
%,
10/22/2048 333,571
0.3
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 92,023
0.1
1,923,167
1.9
Czechia : 0.2%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 183,121
0.2
Germany : 0.3%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
0.500
%,
02/15/2028 34,003
0.0
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
2.730
%,
08/15/2026 138,545
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Germany: (continued)
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe 31Y,
1.250
%,
08/15/2048 $ 160,628
0.2
333,176
0.3
Indonesia : 0.4%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 439,542
0.4
Italy : 0.5%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 484,961
0.5
Malaysia : 0.4%
MYR
1,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 454,885
0.4
Poland : 0.2%
PLN
650,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 193,197
0.2
Spain : 1.8%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 990,018
1.0
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 872,046
0.8
1,862,064
1.8
Thailand : 0.6%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 584,659
0.6
United Kingdom : 1.3%
GBP
500,000  United Kingdom Gilt,
4.125
%,
01/29/2027 673,502
0.6
GBP
500,000  United Kingdom Gilt,
4.125
%,
07/22/2029 673,618
0.7
1,347,120
1.3
Total Sovereign Bonds
(Cost $11,281,873)
11,230,784
10.9
MUTUAL FUNDS : 9.9%
United States : 9.9%
385,672  Voya VACS Series
EMHCD Fund
4,107,405
4.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
United States: (continued)
584,828  Voya VACS Series
HYB Fund
$ 6,082,209
5.9
10,189,614
9.9
Total Mutual Funds
(Cost $9,743,632)
10,189,614
9.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.8%
United States : 9.8%
750,000
(1)(3)
Arbor Realty
Commercial Real
Estate Notes LLC
2025-FL1 A, 5.489%,
(TSFR1M + 1.354%),
01/20/2043 751,169
0.7
250,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 256,356
0.3
5,042,642
(3)(5)
BANK 2017-
BNK5 XA, 1.082%,
06/15/2060 65,522
0.1
1,948,000
(1)(3)(5)
BANK 2017-
BNK6 XE, 1.500%,
07/15/2060 43,788
0.0
894,160
(3)(5)
BANK 2019-
BN16 XA, 1.091%,
02/15/2052 21,041
0.0
8,604,091
(3)(5)
BANK 2019-
BN21 XA, 0.946%,
10/17/2052 225,267
0.2
500,000
(1)(3)
BAY Mortgage Trust
2025-LIVN A, 5.950%,
(TSFR1M + 1.800%),
05/15/2035 502,191
0.5
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 139,406
0.1
1,083,132
(3)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.172%,
03/15/2052 27,375
0.0
2,421,780
(3)(5)
Benchmark Mortgage
Trust 2020-B18 XA,
1.853%,
07/15/2053 125,852
0.1
500,000  Benchmark Mortgage
Trust 2025-V17 A3,
5.075%,
09/15/2058 512,684
0.5
332,090
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 5.842%,
(TSFR1M + 1.692%),
03/15/2041 332,734
0.3
315,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.435%,
(TSFR1M + 2.285%),
10/15/2036 314,793
0.3
625,000
(1)(3)
BX Trust 2021-ARIA
C, 5.910%, (TSFR1M
+ 1.760%),
10/15/2036 625,085
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
450,000
(1)(3)
BX Trust 2021-
LBA EJV, 6.265%,
(TSFR1M + 2.114%),
02/15/2036 $ 449,491
0.4
275,000
(1)(3)
BX Trust 2021-LGCY
D, 5.566%, (TSFR1M
+ 1.416%),
10/15/2036 274,091
0.3
487,187
(1)(3)
BX Trust 2021-SDMF
D, 5.651%, (TSFR1M
+ 1.501%),
09/15/2034 485,276
0.5
1,442,311
(3)(5)
CD Mortgage Trust
2016-CD1 XA,
1.473%,
08/10/2049 5,705
0.0
200,000
(3)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 185,519
0.2
5,223,189
(1)(3)(5)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.927%,
10/05/2030 46,076
0.1
750,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 688,925
0.7
4,003,202
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.961%,
11/25/2030 145,550
0.1
2,047,998
(3)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.435%,
07/25/2035 190,210
0.2
2,079,675
(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.462%,
12/25/2029 82,876
0.1
2,373
(1)(6)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,339
0.0
95,000
(1)(6)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 91,175
0.1
4,722,967
(3)(5)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.929%,
09/10/2052 121,493
0.1
855,574
(3)(5)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.237%,
05/12/2053 34,047
0.0
500,000
(1)(3)
GWT 2024-WLF2 A,
5.841%, (TSFR1M +
1.691%),
05/15/2041 501,599
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
400,000
(1)(3)
Hawaii Hotel Trust
2025-MAUI C,
6.192%, (TSFR1M +
2.042%),
03/15/2042 $ 401,274
0.4
2,044,827
(1)(3)(5)
LSTAR Commercial
Mortgage Trust
2017-5 X, 1.004%,
03/10/2050 13,074
0.0
500,000
(1)(3)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 499,248
0.5
1,667,838
(5)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.386%,
05/15/2054 77,372
0.1
30,000
(1)(6)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 27,006
0.0
750,000
(1)(3)
SMRT 2022-MINI B,
5.501%, (TSFR1M +
1.350%),
01/15/2039 747,569
0.7
500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.993%,
(TSFR1M + 1.842%),
02/15/2042 498,755
0.5
5,748,131
(3)(5)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 1.074%,
03/15/2051 98,113
0.1
500,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 A3,
5.928%,
07/15/2057 524,441
0.5
10,134,487
9.8
Total Commercial
Mortgage-Backed
Securities
(Cost $10,121,097)
10,134,487
9.8
U.S. TREASURY OBLIGATIONS : 9.4%
United States Treasury Bonds : 3.1%
324,000
4.750
%,
02/15/2045 326,101
0.3
1,553,600
4.750
%,
05/15/2055 1,558,940
1.5
1,320,300
4.875
%,
08/15/2045 1,349,904
1.3
3,234,945
3.1
United States Treasury Notes : 6.3%
537,700
3.375
%,
09/15/2027 535,295
0.5
563,000
3.375
%,
09/15/2028 559,195
0.6
68,900
3.500
%,
09/30/2027 68,755
0.1
646,000
3.625
%,
09/30/2030 642,745
0.6
240,200
3.750
%,
05/15/2028 241,002
0.2
3,100
3.875
%,
06/30/2030 3,119
0.0
1,380,700
3.875
%,
09/30/2032 1,376,277
1.3
4,000
3.875
%,
08/15/2034 3,940
0.0
16,000
4.000
%,
03/31/2030 16,186
0.0
43,900
4.000
%,
04/30/2032 44,163
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
2,960,300
(2)
4.250
%,
08/15/2035 $ 2,984,584
2.9
6,475,261
6.3
Total U.S. Treasury
Obligations
(Cost $9,624,719)
9,710,206
9.4
ASSET-BACKED SECURITIES : 8.4%
Cayman Islands : 8.3%
250,000
(1)(3)
Bain Capital Credit
CLO Ltd. 2020-
5A ARR, 5.335%,
(TSFR3M + 1.150%),
04/20/2034 250,121
0.2
500,000
(1)(3)
Bain Capital Credit
CLO Ltd. 2025-4A C,
5.709%, (TSFR3M +
1.850%),
01/17/2039 501,250
0.5
500,000
(1)(3)
Barings CLO Ltd.
2019-4A CR, 6.518%,
(TSFR3M + 2.200%),
07/15/2037 502,301
0.5
412,500
(1)(3)
BlueMountain CLO
Ltd. 2013-2A CR,
6.544%, (TSFR3M +
2.212%),
10/22/2030 412,906
0.4
250,000
(1)(3)
BlueMountain CLO
XXX Ltd. 2020-
30A CR2, 0.010%,
(TSFR3M + 1.850%),
04/15/2035 250,625
0.3
250,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.987%, (TSFR3M
+ 1.662%),
04/19/2034 250,168
0.2
300,000
(1)(3)
CBAM Ltd. 2017-
1A AR2, 5.715%,
(TSFR3M + 1.390%),
01/20/2038 301,514
0.3
500,000
(1)(3)
CIFC Funding Ltd.
2020-2A AR, 5.757%,
(TSFR3M + 1.432%),
10/20/2034 500,617
0.5
250,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 5.372%,
(TSFR3M + 1.090%),
07/16/2035 250,066
0.2
530,000
(1)(3)
Invesco CLO Ltd.
2021-3A A1R,
5.233%, (TSFR3M +
1.080%),
10/22/2034 531,275
0.5
400,000
(1)(3)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 6.569%,
(TSFR3M + 2.250%),
07/23/2037 402,360
0.4
250,000
(1)(3)
Mountain View CLO
XVIII Ltd. 2024-1A C,
6.518%, (TSFR3M +
2.200%),
10/16/2037 251,030
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
500,000
(1)(3)
NYACK Park CLO Ltd.
2021-1A CR, 5.768%,
(TSFR3M + 1.850%),
10/20/2038 $ 501,250
0.5
500,000
(1)(3)
Oaktree CLO Ltd.
2019-4A CRR,
6.595%, (TSFR3M +
2.270%),
07/20/2037 502,297
0.5
250,000
(1)(3)
Oaktree CLO Ltd.
2022-3A CR, 6.418%,
(TSFR3M + 2.100%),
10/15/2037 251,315
0.3
500,000
(1)(3)
Ocean Trails Clo
XI 2021-11A C1R,
6.175%, (TSFR3M +
1.850%),
07/20/2034 493,814
0.5
500,000
(1)(3)
OCP CLO Ltd. 2014-
5A BR, 6.375%,
(TSFR3M + 2.062%),
04/26/2031 501,428
0.5
550,000
(1)(3)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.768%,
(TSFR3M + 2.450%),
10/25/2032 551,136
0.5
250,000
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 5.332%,
(TSFR3M + 1.050%),
04/20/2033 250,309
0.2
440,000
(1)(3)
Shackleton CLO
Ltd. 2019-15A CR,
6.729%, (TSFR3M +
2.412%),
01/15/2032 440,598
0.4
381,685
(1)(3)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
5.797%, (TSFR3M +
1.472%),
07/20/2032 381,890
0.4
250,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2013-
2A CR, 6.591%,
(TSFR3M + 2.262%),
10/18/2030 250,191
0.2
8,528,461
8.3
United States : 0.1%
188,396
(3)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 6.582%,
03/25/2036 88,958
0.1
Total Asset-Backed
Securities
(Cost $8,633,745)
8,617,419
8.4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7.7%
Federal Home Loan Mortgage Corporation : 0.4%
(8)
246,638
(8)
3.500
%,
01/01/2048 229,926
0.2
23,158
(8)
4.000
%,
09/01/2045 22,094
0.0
23,763
(8)
4.000
%,
09/01/2045 22,825
0.0
34,461
(8)
4.000
%,
09/01/2045 33,234
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation:
(continued)
44,789
(8)
4.000
%,
09/01/2045 $ 43,175
0.1
36,499
(8)
4.000
%,
05/01/2046 35,158
0.1
1,460
(8)
5.000
%,
12/01/2034 1,465
0.0
5,531
(8)
6.000
%,
02/01/2034 5,674
0.0
737
(8)
6.500
%,
08/01/2032 772
0.0
1,249
(8)
6.500
%,
07/01/2034 1,294
0.0
4,315
(8)
6.500
%,
07/01/2034 4,526
0.0
400,143
0.4
Federal National Mortgage Association : 0.0%
(8)
25,257
(3)(8)
6.668
%, (US0012M +
1.779%),
10/01/2036 26,032
0.0
Government National Mortgage Association : 1.3%
1,580,000
(9)
2.000
%,
10/20/2055 1,306,436
1.3
8,849
5.000
%,
04/15/2034 8,946
0.0
3,350
6.500
%,
02/20/2035 3,481
0.0
1,318,863
1.3
Uniform Mortgage-Backed Securities : 6.0%
1,577,385
2.000
%,
02/01/2052 1,282,112
1.3
10,547
2.500
%,
06/01/2030 10,246
0.0
13,741
2.500
%,
06/01/2030 13,342
0.0
5,848
2.500
%,
07/01/2030 5,676
0.0
1,873,000
(9)
2.500
%,
10/01/2055 1,578,287
1.5
24,029
4.000
%,
05/01/2045 23,148
0.0
446,180
4.000
%,
04/01/2049 428,178
0.4
1,069,948
4.500
%,
12/01/2054 1,038,669
1.0
1,686,000
(9)
5.500
%,
11/01/2055 1,698,901
1.7
20,705
6.000
%,
11/01/2034 21,760
0.0
34,705
6.000
%,
04/01/2035 36,487
0.1
7,754
6.500
%,
12/01/2029 8,006
0.0
4,348
6.500
%,
01/01/2034 4,489
0.0
28
7.000
%,
04/01/2033 29
0.0
4,426
7.500
%,
09/01/2032 4,604
0.0
7,436
7.500
%,
01/01/2033 7,650
0.0
6,161,584
6.0
Total U.S. Government
Agency Obligations
(Cost $7,998,902)
7,906,622
7.7
COMMON STOCK : 0.0%
United States : 0.0%
2,149
(2)(4)
American Media
—
—
18
(10)
Ingevity Corp.
994
0.0
120  Smurfit WestRock
PLC
5,108
0.0
6,102
0.0
Total Common Stock
(Cost $68,119)
6,102
0.0
RIGHTS : 0.0%
United States : 0.0%
4,988
(4)(11)
Resolute Forest
Products, Inc. - CVR
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $42,415)
$ 7,831
0.0
Total Long-Term
Investments
(Cost $90,393,558)
88,554,723
85.9
SHORT-TERM INVESTMENTS : 17.6%
Commercial Paper : 16.6%
1,000,000  Agilent Technologies,
4.330
%,
10/09/2025 998,933
1.0
1,000,000  AutoZone, Inc., D,
4.270
%,
10/06/2025 999,299
1.0
1,000,000  Dominion Res, Inc.,
4.320
%,
10/14/2025 998,344
1.0
1,000,000  Duke Energy Co.,
4.230
%,
10/08/2025 999,073
1.0
1,000,000  Enbridge (US) Inc.,
4.300
%,
10/03/2025 999,647
1.0
1,000,000  Enbridge US, inc.,
4.290
%,
10/01/2025 999,883
1.0
1,500,000  Entergy Corp.,
4.270
%,
10/01/2025 1,499,824
1.4
1,000,000
Exelon Corp.,
4.320
%,
10/06/2025 999,291
1.0
1,000,000
Fiserv, Inc.,
4.310
%,
10/02/2025 999,764
1.0
2,000,000
(1)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 1,999,766
1.9
1,000,000
Kellanova,
4.370
%,
10/23/2025 997,255
0.9
2,000,000  McCormick &
Company, Inc,
4.220
%,
10/01/2025 1,999,769
1.9
1,000,000
Oracle Corp.,
4.310
%,
11/21/2025 993,892
0.9
1,650,000
(1)
Sherwin-Williams Co.,
4.240
%,
10/01/2025 1,649,808
1.6
Total Commercial
Paper
(Cost $17,136,456)
17,134,548
16.6
Repurchase Agreements : 0.9%
143,354
(13)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $143,371,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $146,221, due
07/15/26-08/15/54)
143,354
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
270,081
(13)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $270,112,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $275,483, due
12/31/31-05/31/32)
$ 270,081
0.3
373,406
(13)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $373,449,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $380,874, due
11/18/25-08/15/55)
373,406
0.4
120,184
(13)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $120,198,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $122,588, due
10/23/25-08/15/55)
120,184
0.1
Total Repurchase
Agreements
(Cost $907,025)
907,025
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
111,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $111,000) $ 111,000 0.1
Total Short-Term
Investments
(Cost $18,154,481)
$ 18,152,573
17.6
Total Investments in
Securities
(Cost $108,548,039) $ 106,707,296 103.5
Liabilities in Excess
of Other Assets (3,621,346) (3.5)
Net Assets $ 103,085,950 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(9)
Represents or includes a TBA transaction.
(10)
Non-income producing security.
(11)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2025, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of September 30, 2025.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
CZK Czech Koruna
EUR EU Euro
GBP British Pound
IDR Indonesian Rupiah
MYR Malaysian Ringgit
PLN Polish Zloty
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 13.3%
Sovereign Bonds 10.9
Mutual Funds 9.9
Commercial Mortgage-Backed Securities 9.8
U.S. Treasury Obligations 9.4
Asset-Backed Securities 8.4
U.S. Government Agency Obligations 7.7
Financial 5.7
Consumer, Non-cyclical 2.5
Utilities 2.3
Technology 1.5
Consumer, Cyclical 1.5
Industrial 1.3
Communications 0.8
Energy 0.8
Basic Materials 0.1
Purchased Options 0.0
Rights 0.0
Materials 0.0
Short-Term Investments 17.6
Liabilities in Excess of Other Assets (3.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
United States $ 6,102 $ — $ — $ 6,102
Total Common Stock 6,102 — — 6,102
Corporate Bonds/Notes — 16,991,974 — 16,991,974
Collateralized Mortgage Obligations — 13,751,726 875 13,752,601
Sovereign Bonds — 11,230,784 — 11,230,784
Mutual Funds 10,189,614 — — 10,189,614
Commercial Mortgage-Backed Securities — 10,134,487 — 10,134,487
U.S. Treasury Obligations — 9,710,206 — 9,710,206
Asset-Backed Securities — 8,617,419 — 8,617,419
U.S. Government Agency Obligations — 7,906,622 — 7,906,622
Purchased Options — 7,831 — 7,831
Rights — — 7,083 7,083
Short-Term Investments 111,000 18,041,573 — 18,152,573
Total Investments, at fair value $ 10,306,716 $ 96,392,622 $ 7,958 $ 106,707,296
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 2,129 — 2,129
Centrally Cleared Interest Rate Swaps — 232,166 — 232,166
Forward Foreign Currency Contracts — 31,951 — 31,951
Forward Premium Swaptions — 118,944 — 118,944
Futures 166,843 — — 166,843
OTC Total Return Swaps — 10,630 — 10,630
OTC volatility swaps — 44,648 — 44,648
Total Assets $ 10,473,559 $ 96,833,090 $ 7,958 $ 107,314,607
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (718,044) $ — $ (718,044)
Forward Foreign Currency Contracts — (762,808) — (762,808)
Forward Premium Swaptions — (96,797) — (96,797)
Futures (67,452) — — (67,452)
OTC interest rate swaps — (61,302) — (61,302)
OTC Total Return Swaps — (1,884) — (1,884)
OTC volatility swaps — (4,697) — (4,697)
Written Options — (25,988) — (25,988)
Total Liabilities $ (67,452) $ (1,671,520) $ — $ (1,738,972)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 3,695,656 $ 191,797 $ — $ 219,952 $ 4,107,405 $ 191,801 $ — $ —
Voya VACS Series HYB Fund
5,685,773 310,591 — 85,845 6,082,209 310,590 — —
$ 9,381,429 $ 502,388 $ — $ 305,797 $ 10,189,614 $ 502,391 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. - CVR 3/1/2023 $ — $ 7,083
$ — $ 7,083
At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 3,451 GBP 2,572 Banco Bilbao Vizcaya Argentaria, S.A. 10/31/25 $ (8)
SEK 4,198,207 USD 454,190 Barclays Bank PLC 10/31/25 (7,354)
CHF 493,860 USD 630,637 Barclays Bank PLC 10/31/25 (7,926)
CAD 3,417,759 USD 2,488,663 Barclays Bank PLC 10/31/25 (29,085)
MXN 9,189,845 USD 499,125 BNP Paribas 11/07/25 671
USD 8 JPY 1,200 Brown Brothers Harriman & Co. 10/31/25 —
USD 12,510 JPY 1,866,531 Brown Brothers Harriman & Co. 10/31/25 (154)
NZD 296,987 USD 177,957 Brown Brothers Harriman & Co. 10/31/25 (5,573)
HUF 29,109,883 USD 86,609 Brown Brothers Harriman & Co. 11/07/25 820
HKD 379,429 USD 48,777 Brown Brothers Harriman & Co. 11/07/25 24
SGD 343,577 USD 268,963 Brown Brothers Harriman & Co. 11/07/25 (1,824)
USD 175,554 THB 5,542,988 Citibank N.A. 11/07/25 3,983
RON 360,146 USD 83,171 Deutsche Bank AG 11/07/25 (165)
PLN 171,616 USD 47,419 Deutsche Bank AG 11/07/25 (227)
USD 217,392 TRY 10,252,207 Deutsche Bank AG 11/10/25 (21,173)
USD 516,561 MXN 9,549,503 Goldman Sachs International 11/07/25 (2,796)
USD 199,726 MXN 3,746,606 Goldman Sachs International 11/07/25 (4,036)
TRY 10,239,164 USD 217,392 Goldman Sachs International 11/10/25 20,869
USD 1,667,764 BRL 10,381,000 Goldman Sachs International 01/05/26 (238,680)
COP 451,325,458 USD 113,283 HSBC Bank USA N.A. 11/07/25 1,276
ILS 446,061 USD 134,162 HSBC Bank USA N.A. 11/07/25 513
USD 943,254 BRL 5,205,705 HSBC Bank USA N.A. 11/07/25 (25,963)
AUD 1,869,445 USD 1,249,343 Morgan Stanley Capital Services LLC 10/31/25 (11,778)
PEN 245,158 USD 69,470 Morgan Stanley Capital Services LLC 11/07/25 1,071
USD 612,509 COP 2,413,647,747 Morgan Stanley Capital Services LLC 11/07/25 (142)
USD 199,894 MXN 3,746,606 Morgan Stanley Capital Services LLC 11/07/25 (3,868)
USD 1 JPY 150 Royal Bank of Canada 10/31/25 —
USD 251,481 EUR 212,804 Standard Chartered Bank 10/31/25 1,168
NOK 878,092 USD 89,453 Standard Chartered Bank 10/31/25 (1,446)
JPY 1,338,399,365 USD 9,189,163 Standard Chartered Bank 10/31/25 (108,465)
EUR 18,362,169 USD 21,811,673 Standard Chartered Bank 10/31/25 (213,057)
DKK 1,526,805 USD 243,035 State Street Bank and Trust Co. 10/31/25 (2,374)
GBP 2,456,659 USD 3,354,651 The Bank of Montreal 10/31/25 (50,134)
CLP 63,308,012 USD 65,450 UBS AG 11/07/25 407
KRW 1,693,737,212 USD 1,224,896 UBS AG 11/07/25 (16,774)
CNY 57,829,338 USD 8,151,871 Wells Fargo Bank, N.A. 11/07/25 1,149

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
COP 1,946,421,031 USD 503,863 Wells Fargo Bank, N.A. 11/07/25 $ (9,806)
$ (730,857)
At September 30, 2025, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 16 12/15/25 $ 1,131,143 $ (4,050)
Australia 10-Year Bond 4 12/15/25 300,019 (1,130)
Canada 10-Year Bond 20 12/18/25 1,759,862 39,334
Euro-Bobl 5-Year 43 12/08/25 5,947,555 1,398
Euro-Bund 6 12/08/25 905,688 5,171
Euro-Buxl 30-year German Government Bond 7 12/08/25 940,839 23,241
Euro-OAT 35 12/08/25 4,986,498 50,563
Euro-Schatz 54 12/08/25 6,782,413 (6,785)
Japan 10-Year Bond (TSE) 1 12/15/25 918,214 (6,696)
Japanese Government Bonds 10-Year Mini 14 12/12/25 1,285,215 (9,872)
Long Gilt 14 12/29/25 1,710,389 8,890
Long-Term Euro-BTP 11 12/08/25 1,547,684 11,428
U.S. Treasury 2-Year Note 10 12/31/25 2,083,984 (2,676)
U.S. Treasury 10-Year Note 63 12/19/25 7,087,500 (4,662)
U.S. Treasury Long Bond 6 12/19/25 699,563 16,675
U.S. Treasury Ultra Long Bond 17 12/19/25 2,041,063 2,306
$ 40,127,629 $ 123,135
Short Contracts:
U.S. Treasury 5-Year Note (40) 12/31/25 (4,367,813) 7,837
U.S. Treasury Ultra 10-Year Note (58) 12/19/25 (6,674,531) (31,581)
$ (11,042,344) $ (23,744)
At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX.North American Index High Yield Series,
45, Version 1 Sell 5.000 12/20/30 USD 2,000,000 $ 154,463 $ 2,129
$ 154,463 $ 2,129
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At September 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 % Annual 04/14/52 GBP 800,000 $ (493,300) $ (493,300)
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 1,713,918,000 18,555 18,555
Pay 1-day Secured Overnight Financing Rate Monthly 3.105 Monthly 08/08/32 USD 1,870,000 (36,901) (44,561)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 05/08/29 USD 900,000 (7,100) (6,889)
Pay 1-day Secured Overnight Financing Rate Annual 3.933 Annual 05/05/45 USD 494,179 (1,980) (1,980)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 70,000 14,029 14,029
Receive 1-day Secured Overnight Financing Rate Monthly 3.678 Monthly 05/03/26 USD 17,000,000 8,485 8,285
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 4,000,000 (40,486) (40,486)
Receive 1-day Secured Overnight Financing Rate Monthly 3.114 Monthly 03/08/28 USD 3,600,000 16,241 16,930
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 3,000,000 23,678 23,678
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 3,000,000 (69,561) (69,561)
Receive 1-day Secured Overnight Financing Rate Monthly 3.046 Monthly 05/08/30 USD 2,300,000 26,391 26,195
Receive 1-day Secured Overnight Financing Rate Monthly 3.477 Monthly 05/03/27 USD 2,250,000 (2,562) (2,609)
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 2,000,000 111,943 111,943
Receive 1-day Secured Overnight Financing Rate Annual 3.750 Annual 05/21/30 USD 2,000,000 (32,651) (32,651)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 2,000,000 2,633 2,633
Receive 1-day Secured Overnight Financing Rate Annual 3.482 Annual 06/09/33 USD 2,000,000 6,172 6,172
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 1,000,000 (20,480) (20,480)
Receive 1-day Secured Overnight Financing Rate Annual 4.452 Annual 11/29/44 USD 470,100 (632) (632)
Receive 1-day Secured Overnight Financing Rate Annual 4.444 Annual 08/16/44 USD 458,600 (548) (548)
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 411,129 (2,123) (2,123)
Receive 1-day Secured Overnight Financing Rate Annual 3.932 Annual 07/20/37 USD 254,600 (2,224) (2,224)
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 194,926 2,782 2,782
Receive 1-day Secured Overnight Financing Rate Annual 3.736 Annual 07/20/37 USD 143,900 964 964
$ (478,675) $ (485,878)
At September 30, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
7-day China Fixing
Repo Rates Quarterly BNP Paribas 1.436% Quarterly 04/24/30 CNY 46,977,000 $ (61,302) $ — $ (61,302)
$ (61,302) $ — $ (61,302)
At September 30, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
30-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date Citibank N.A. 11/17/25 JPY 160,000,000 $ (1,511) $ — $ (1,511)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura
International
PLC 12/05/25 JPY 500,000,000 (373) — (373)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura
International
PLC 12/11/25 JPY 240,000,000 10,630 — 10,630
$ 8,746 $ — $ 8,746
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
At September 30, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 1,765,000 $ (4,697) $ (4,697)
Receive
USD vs. BRL Spot Exchange
Rate 15.300% Bank of America N.A. 01/05/26 USD 1,780,000 8,929 8,929
Receive
USD vs. BRL Spot Exchange
Rate 18.300% Goldman Sachs International 06/24/26 USD 1,553,000 15,942 15,942
Receive
EUR vs. USD Spot Exchange
Rate 8.400%
Morgan Stanley Capital Services
LLC 02/10/26 USD 1,765,000 15,312 15,312
Receive
USD vs. BRL Spot Exchange
Rate 15.300%
Morgan Stanley Capital Services
LLC 01/05/26 USD 890,000 4,465 4,465
$ 39,951 $ 39,951
At September 30, 2025, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount Cost
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.000% 10/15/25 USD 765,000 $ 4,131 $ 82
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.000% 10/15/25 USD 1,286,000 6,559 138
$ 10,690 $ 220
At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.000% 10/15/25 USD 765,000 $ 7,437 $ (274)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.000% 10/15/25 USD 1,286,000 11,912 (461)
Put on 5-Year
Credit Default
Swap BNP Paribas
CDX North American
High Yield, Series 45,
Version 1 5.000 Receive 106.500% 11/19/25 USD 1,000,000 5,500 (5,500)
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 107.000% 11/19/25 USD 1,935,000 14,338 (9,069)
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.500% 11/19/25 USD 914,000 4,776 (3,208)
Put on 5-Year
Credit Default
Swap
Royal Bank of
Canada
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 106.500% 11/19/25 USD 1,163,000 6,106 (4,083)
$ 50,069 $ (22,595)
At September 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put JPY Goldman Sachs International 10/13/25 125.000 USD 29,000 $ 2,451 $ —
Put USD vs. Call JPY Goldman Sachs International 11/04/25 143.000 USD 1,045,000 14,265 3,174
Put USD vs. Call JPY Morgan Stanley Capital Services LLC 10/13/25 125.000 USD 29,000 2,545 —
$ 19,261 $ 3,174

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
At September 30, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Put USD vs. Call JPY Goldman Sachs International 11/04/25 140.000 USD 1,045,000 $ 8,549 $ (1,167)
$ 8,549 $ (1,167)
At September 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 2,232,000 $ 12,464 $ 4,437
$ 12,464 $ 4,437
At September 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 1,116,000 $ 9,191 $ (2,226)
Put on 2-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.700%
1-day Secured Overnight
Financing Rate 10/03/25 USD 2,762,000 4,447 —
$ 13,638 $ (2,226)
At September 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Receive
1-day Secured Overnight
Financing Rate 07/16/27 USD 1,106,900 $ (49,396) $ 6,602
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 1,208,000 — 14,817
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 (48,158) (21,063)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,307,000 (898,002) 26,723
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Pay
1-day Secured Overnight
Financing Rate 07/16/27 USD 1,106,900 (49,395) (17,892)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) 50,107
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 1,126,800 (52,554) (9,027)
$ (1,390,805) $ 50,267
At September 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 5,634,000 $ 26,311 $ 1,524
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 11,542,000 13,389 (429)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.000% Pay
1-day Secured Overnight
Financing Rate 09/08/26 USD 11,542,000 12,119 5,924
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.133% Pay
1-day Secured Overnight
Financing Rate 08/27/27 USD 2,817,000 14,050 2,054
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Pay
1-day Secured Overnight
Financing Rate 08/23/27 USD 2,817,000 14,261 1,787
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 5,634,000 28,029 1,087
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Pay
1-day Secured Overnight
Financing Rate 08/12/27 USD 2,817,000 14,085 610

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 1,208,000 $ 21,865 $ (31,357)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 48,157 (5,902)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 5,634,000 26,311 (2,022)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 2.150% Receive 3-month EUR-EURIBOR 07/21/26 EUR 11,162,000 15,988 2,276
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 20,282,400 57,805 (4,334)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.133% Receive
1-day Secured Overnight
Financing Rate 08/27/27 USD 2,817,000 14,050 (126)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.170% Receive
1-day Secured Overnight
Financing Rate 08/23/27 USD 2,817,000 14,261 636
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 5,634,000 28,029 3,154
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.250% Receive
1-day Secured Overnight
Financing Rate 08/12/27 USD 2,817,000 14,085 1,643
Put on 1-Year Interest
Rate Swap
Nomura International
PLC 3.631% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 11,542,000 10,965 (3,011)
Put on 1-Year Interest
Rate Swap
Nomura International
PLC 3.622% Receive
1-day Secured Overnight
Financing Rate 09/08/26 USD 5,771,000 5,482 (1,634)
$ 379,242 $ (28,120)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
Currency Abbreviations:
KRW
—
South Korean Won
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,519,057
Gross Unrealized Depreciation (4,359,800)
Net Unrealized Depreciation $ (1,840,743)